RIGHT-OF-USE ASSETS - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
RIGHT-OF-USE ASSETS
Balance at beginning of year	$ 122.9
Depreciation	41.2	$ 38.7	$ 34.4
Balance at end of year	128.1	122.9
Cost
RIGHT-OF-USE ASSETS
Balance at beginning of year	352.8	319.3
Additions financed with lease obligations	45.3	50.9
Retirement and other	(16.6)	(17.4)
Balance at end of year	381.5	352.8	319.3
Accumulated depreciation
RIGHT-OF-USE ASSETS
Balance at beginning of year	(229.9)	(208.0)
Depreciation	41.2	38.7
Retirement and other	(17.7)	(16.8)
Balance at end of year	$ (253.4)	$ (229.9)	$ (208.0)